he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 27.6%
	ASSET MANAGEMENT - 0.5%
1,303	Charles Schwab Corporation (The)	$ 103,810
963	Raymond James Financial, Inc.	113,769
		217,579
	CHEMICALS - 1.0%
984	CF Industries Holdings, Inc.	104,560
1,654	Corteva, Inc.	108,072
890	FMC Corporation	105,821
1,818	Mosaic Company (The)	97,718
		416,171
	COMMERCIAL SUPPORT SERVICES - 1.0%
918	Republic Services, Inc.	121,745
3,590	Rollins, Inc.	151,068
779	Waste Management, Inc.	123,370
		396,183
	ELECTRIC UTILITIES - 1.1%
16,395	AES Corporation (The)	428,893

	ENGINEERING & CONSTRUCTION - 1.1%
2,963	Quanta Services, Inc.	420,864

	HEALTH CARE FACILITIES & SERVICES - 3.0%
691	AmerisourceBergen Corporation	108,640
167	Anthem, Inc.	91,311
1,396	Cardinal Health, Inc.	105,956
948	Centene Corporation(a)	80,703
270	Cigna Corporation	87,226
781	CVS Health Corporation	73,961
902	DaVita, Inc.(a)	65,855
1,420	Henry Schein, Inc.(a)	97,213
154	Humana, Inc.	85,944
336	Laboratory Corp of America Holdings	74,545
277	McKesson Corporation	107,855
229	Molina Healthcare, Inc.(a)	82,179
597	Quest Diagnostics, Inc.	85,759

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 27.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0% (Continued)
149	UnitedHealth Group, Inc.	$ 82,717
		1,229,864
	HOTEL REITS - 1.0%
22,227	Host Hotels & Resorts, Inc.	419,646

	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,709	Fastenal Company	130,926
455	United Rentals, Inc.(a)	143,648
250	WW Grainger, Inc.	146,088
		420,662
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
313	Goldman Sachs Group, Inc. (The)	107,832
1,185	Morgan Stanley	97,371
		205,203
	INSURANCE - 4.2%
1,115	Aflac, Inc.	72,598
429	Allstate Corporation (The)	54,161
2,647	American International Group, Inc.	150,880
279	Aon plc, CLASS A	78,536
442	Arthur J Gallagher & Company	82,689
854	Assurant, Inc.	116,024
1,243	Brown & Brown, Inc.	73,076
294	Chubb Ltd.	63,178
589	Cincinnati Financial Corporation	60,855
629	Globe Life, Inc.	72,662
2,014	Hartford Financial Services Group, Inc. (The)	145,834
1,375	Lincoln National Corporation	74,071
1,065	Loews Corporation	60,726
502	Marsh & McLennan Companies, Inc.	81,068
1,033	MetLife, Inc.	75,626
883	Principal Financial Group, Inc.	77,819
457	Progressive Corporation (The)	58,679
707	Prudential Financial, Inc.	74,369
350	Travelers Companies, Inc. (The)	64,561

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 27.6% (Continued)
	INSURANCE - 4.2% (Continued)
830	W R Berkley Corporation	$ 61,735
403	Willis Towers Watson plc	87,939
		1,687,086
	OFFICE REIT - 0.0%(b)
139	Orion Office REIT, Inc.	1,302

	OIL & GAS PRODUCERS - 4.8%
1,203	APA Corporation	54,688
866	Chevron Corporation	156,659
406	ConocoPhillips	51,193
1,550	Coterra Energy, Inc.	48,252
652	Devon Energy Corporation	50,432
348	Diamondback Energy, Inc.	54,674
380	EOG Resources, Inc.	51,878
1,072	EQT Corporation	44,852
1,423	Exxon Mobil Corporation	157,683
391	Hess Corporation	55,162
7,545	Kinder Morgan, Inc.	136,715
1,844	Marathon Oil Corporation	56,150
1,278	Marathon Petroleum Corporation	145,206
1,931	Occidental Petroleum Corporation	140,191
2,427	ONEOK, Inc.	143,970
1,576	Phillips 66	164,361
182	Pioneer Natural Resources Company	46,667
1,543	Targa Resources Corporation - Series MLP	105,495
1,178	Valero Energy Corporation	147,898
4,106	Williams Companies, Inc. (The)	134,389
		1,946,515
	RETAIL - CONSUMER STAPLES - 1.0%
8,471	Kroger Company (The)	400,594

	RETAIL - DISCRETIONARY - 1.4%
562	Advance Auto Parts, Inc.	106,735
44	AutoZone, Inc.(a)	111,447

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 27.6% (Continued)
	RETAIL - DISCRETIONARY - 1.4% (Continued)
1,452	CarMax, Inc.(a)	$ 91,491
843	Genuine Parts Company	149,935
133	O'Reilly Automotive, Inc.(a)	111,344
		570,952
	RETAIL REIT - 1.0%
795	Federal Realty Investment Trust	78,689
3,653	Kimco Realty Corporation	78,101
1,306	Realty Income Corporation	81,325
1,424	Regency Centers Corporation	86,166
763	Simon Property Group, Inc.	83,152
		407,433
	STEEL - 1.2%
3,595	Nucor Corporation	472,311

	TRANSPORTATION & LOGISTICS - 1.0%
1,226	JB Hunt Transport Services, Inc.	209,731
756	Old Dominion Freight Line, Inc.	207,598
		417,329
	WHOLESALE - CONSUMER STAPLES - 2.2%
4,695	Archer-Daniels-Midland Company	455,321
5,295	Sysco Corporation	458,335
		913,656
	WHOLESALE - DISCRETIONARY - 0.6%
2,561	LKQ Corporation	142,494
384	Pool Corporation	116,824
		259,318

	TOTAL COMMON STOCKS (Cost $10,300,701)	11,231,561

	EXCHANGE-TRADED FUNDS — 59.5%
	COMMODITY - 12.2%
197,408	Invesco DB Commodity Index Tracking Fund, N(a)	4,958,889

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.5% (Continued)
	EQUITY - 21.4%
252,366	Arrow DWA Country Rotation ETF(c) (i)	$ 6,938,854
85,000	Arrow Reverse Cap 500 ETF(c) (i)	1,752,020
		8,690,874
	FIXED INCOME - 24.0%
77,032	iShares 1-3 Year Treasury Bond ETF	6,239,593
18,406	iShares TIPS Bond ETF	1,958,214
23,348	SPDR Bloomberg Convertible Securities ETF	1,519,721
		9,717,528
	MIXED ALLOCATION - 1.9%
7,926	Arrow Reserve Capital Management ETF (i)	786,101
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,091,372)	24,153,392

	EXCHANGE-TRADED NOTES — 5.0%
	EQUITY - 5.0%
87,854	JPMorgan Alerian MLP Index ETN (Cost $1,845,583)	2,012,735

	SHORT-TERM INVESTMENT — 5.6%
	MONEY MARKET FUND - 5.6%
2,282,742	First American Government Obligations Fund Class X, 2.91%(d) (g)(h) (Cost $2,282,742)	2,282,742

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.3%		Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
48	S&P500 EMINI Option	GS	12/16/2022	$ 3,600	$ 8,640,000	$ 112,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $175,500)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $175,500)					112,200

	TOTAL INVESTMENTS - 98.0% (Cost $37,695,898)					$ 39,792,630
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%					816,406
	NET ASSETS - 100.0%					$ 40,609,036

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(d)	Rate disclosed is the seven day effective yield as of October 31, 2022.
(e)	Each contract is equivalent to one futures contract.
(g)	All or a portion of this investment is a holding of the ADWAB Fund Limited.
(h)	All or a portion of this investment is pledged as collateral for swap agreements.
(i)	Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

FINANCIAL INDEX SWAP
Notional Value at October 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 2,724,439	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ (12,881)

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of October 31, 2022.
Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
2		CFE Vix	Jan-23	Morgan Stanley	$ 60,435	0.19%	$ (231)
1		CFE Vix	Dec-22	Morgan Stanley	31,306	0.10%	(3,754)
0	*	CFE Vix	Feb-23	Morgan Stanley	13,051	0.04%	(466)
2		FTSE Index	Dec-22	Morgan Stanley	132,308	0.42%	1,194
0	*	Japan Govt Bond OSE	Dec-22	Morgan Stanley	218,662	0.69%	145
41		Mexican Peso CME	Dec-22	Morgan Stanley	1,023,610	3.23%	11,853
1		OSK Nikkei	Dec-22	Morgan Stanley	104,125	0.33%	1,352
2		SFE SPI 200	Dec-22	Morgan Stanley	212,008	0.67%	2,861
							$ 12,954
* Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(16)		2 Yr T-Note	Dec-22	Morgan Stanley	$ (3,367,617)	10.64%	$ 41,403
(12)		5 Yr T-Note	Dec-22	Morgan Stanley	(1,257,384)	3.97%	23,824
(8)		Aussie 10 Year Bond	Dec-22	Morgan Stanley	(593,299)	1.87%	(10,977)
(21)		Aussie 3 Yr Bond	Dec-22	Morgan Stanley	(1,467,403)	4.63%	(10,657)
(5)		Australian Dollar Cme	Dec-22	Morgan Stanley	(327,594)	1.03%	5,455
(4)		British Pound CME	Dec-22	Morgan Stanley	(275,549)	0.87%	(5,260)
(2)		CAC Index	Nov-22	Morgan Stanley	(96,718)	0.31%	(2,753)
(7)		Canadian Dollar CME	Dec-22	Morgan Stanley	(533,735)	1.69%	1,468
(4)		CFE Vix	Nov-22	Morgan Stanley	(91,245)	0.29%	7,963
(0)	*	Dax Index	Dec-22	Morgan Stanley	(123,024)	0.39%	(85,267)
(1)		Emini Nasdaq	Dec-22	Morgan Stanley	(150,036)	0.47%	(929)
(1)		Emini S&P	Dec-22	Morgan Stanley	(254,467)	0.80%	(10,705)
(24)		ERX 2 Bund	Dec-22	Morgan Stanley	(2,501,289)	7.90%	17,066
(8)		ERX BOBL	Dec-22	Morgan Stanley	(997,066)	3.15%	14,419
(1)		EUR/USD CME	Dec-22	Morgan Stanley	(127,742)	0.40%	(1,175)
(16)		Euribor	Sep-23	Morgan Stanley	(3,933,924)	12.42%	11,154
(4)		Euro Bund	Dec-22	Morgan Stanley	(534,006)	1.69%	11,176
(2)		Euro_Stoxx50	Dec-22	Morgan Stanley	(82,618)	0.26%	(5,837)
(2)		Gilts	Dec-22	Morgan Stanley	(281,520)	0.89%	3,382
(2)		Hang Seng Index	Nov-22	Morgan Stanley	(192,024)	0.61%	7,142
(7)		ICE 3 Month Sonia Future	Jun-23	Morgan Stanley	(1,993,166)	6.29%	436
(8)		Japanese Yen CME	Dec-22	Morgan Stanley	(688,854)	2.18%	14,180
(1)		Mini DOW	Dec-22	Morgan Stanley	(148,305)	0.47%	(14,040)
(7)		Swiss Franc CME	Dec-22	Morgan Stanley	(889,069)	2.81%	20,517
(21)		Three-Month SOFR	Jun-23	Morgan Stanley	(4,934,117)	15.58%	35,071
(0)	*	Topix Index	Dec-22	Morgan Stanley	(60,661)	0.19%	(1,226)
(8)		US 10 Yr Notes	Dec-22	Morgan Stanley	(918,030)	2.90%	26,086
(5)		US T.Bond	Dec-22	Morgan Stanley	(590,379)	1.86%	42,546
							$ 134,462
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 7.77%.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/Depreciation
$ 1,808,775	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ 2,996

			Net Unrealized Depreciation on Swap Contracts			$ (9,885)
++ All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2022.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
2		Aluminium LME	Dec-22	Morgan Stanley	$ 127,363	3.23%	$ (7,160)
1		Beanmeal	Dec-22	Morgan Stanley	35,237	0.89%	665
2		Beanoil	Dec-22	Morgan Stanley	88,185	2.23%	4,893
1		Brent Oil	Feb-23	Morgan Stanley	89,537	2.27%	144
6		Corn	Dec-22	Morgan Stanley	190,189	4.82%	7,971
1		Crude Oil	Dec-22	Morgan Stanley	66,012	1.67%	928
1		Gas Oil LDN	Dec-22	Morgan Stanley	106,456	2.70%	6,554
1		Gasoline Blendstock	Dec-22	Morgan Stanley	63,889	1.62%	4,945
1		Heating Oil	Dec-22	Morgan Stanley	114,624	2.90%	7,047
2		Lean Hogs	Dec-22	Morgan Stanley	57,286	1.45%	(1,045)
0	*	Natural Gas	Dec-22	Morgan Stanley	2,552	0.06%	43
2		Soybeans	Jan-23	Morgan Stanley	116,840	2.96%	1,516
							$ 26,501
Open Short Future Contracts
(3)		Aluminium LME	Dec-22	Morgan Stanley	(180,989)	4.58%	3,060
(7)		Cocoa NY	Dec-22	Morgan Stanley	(166,413)	4.21%	577
(1)		Coffee NY	Dec-22	Morgan Stanley	(78,930)	2.00%	5,114
(0)	*	Cotton	Dec-22	Morgan Stanley	(16,623)	0.42%	1,024
(1)		Gold CMX	Dec-22	Morgan Stanley	(92,227)	2.34%	673
(1)		Hi Gr. Copper	Dec-22	Morgan Stanley	(118,572)	3.00%	605
(0)	*	Kcbt Red Wheat	Dec-22	Morgan Stanley	(19,649)	0.50%	(1,034)
(4)		Live Cattle	Dec-22	Morgan Stanley	(241,211)	6.11%	(4,119)
(0)	*	Natural Gas TTF	Dec-22	Morgan Stanley	(5,466)	0.14%	275
(0)	*	Silver CMX	Dec-22	Morgan Stanley	(26,868)	0.68%	(291)
(6)		Sugar NY	Mar-23	Morgan Stanley	(115,559)	2.93%	481
(1)		Wheat	Dec-22	Morgan Stanley	(43,394)	1.10%	(1,017)
							$ 5,348
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 45.19%.